Supplement dated July 27, 2026
to the following statutory prospectus(es):
Monument Advisor Select NY dated May 1, 2026
This supplement updates certain information contained in your statutory prospectus. Please read and retain this supplement for future reference.
Appendix B: Financial Intermediary Variations is updated to add the following:
LPL Enterprise
•
If an applicant is applying for a qualified contract (IRA, Roth IRA, SEP IRA, or Simple IRA), financial professionals of this firm will not recommend this contract.
LPL Financial, LLC
•
If an applicant is applying for a qualified contract (IRA, Roth IRA, SEP IRA, or Simple IRA), financial professionals of this firm will not recommend this contract.
Raymond James
•
If an applicant is applying for a qualified contract (IRA, Roth IRA, SEP IRA, or Simple IRA), financial professionals of this firm will not recommend this contract.
Information in Appendix B: Financial Intermediary Variations relating to Merrill Lynch is updated as follows:
Merrill Lynch
•
If an applicant is applying for a qualified contract (IRA, Roth IRA, SEP IRA, or Simple IRA), financial professionals of this firm will not recommend this contract.
•
Financial professionals of this firm will not recommend this contract within an inherited IRA.
PROS-1202